RIGHT-OF-USE ASSETS - Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RIGHT-OF-USE ASSETS
Expense relating to short-term leases	$ 2,307,000	$ 448,000	$ 288,000
Variable lease payments not included in the measurement of lease liabilities	4,005,000	3,420,000	1,653,000
Total cash outflow for leases	49,848,000	47,293,000	38,053,000
Additions to right-of-use assets	56,896,000	23,420,000	60,133,000
Acquisition of a subsidiary			5,064,000
lease termination	(7,272,000)	(24,076,000)	(20,888,000)
Remeasurement of provision for restoration	3,850,000		(1,091,000)
(Decrease) Increase due to the modification of leases	6,781,000	(1,310,000)
Repayments of lease liabilities	43,536,000	43,425,000	$ 36,112,000
Payment of variable lease payments and short-term leases	$ 6,312,000	$ 3,868,000
Minimum
RIGHT-OF-USE ASSETS
Lease term of contract	12 months	12 months
Maximum
RIGHT-OF-USE ASSETS
Lease term of contract	20 years	20 years